Share-Based Payment Arrangements	6 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Share-Based Payment Arrangements	Share-Based Payment Arrangements
The Group had the following share-based payment arrangements: Company Share Option Plan (“CSOP”), Joint Share Ownership Plan (“JSOP”), Long Term Incentive Plan (“LTIP”), 2018 Equity Incentive plan (“EIP”) and 2018 Sharesave Plan (“SAYE”).
During the reporting period, no discounted “Share Success” (”SS”) options under EIP were granted. Previously granted SS options are disclosed separately to other awards under the EIP, SAYE and CSOP.
The number, weighted-average exercise price, weighted average share price at exercise date and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SSP (under EIP scheme)
Options outstanding at July 1, 2025	—	6,965	—	1,887,397	—	3,871,057
Options granted during the period	—	—	—	3,081,896	—	—
Options exercised during the period	—	—	—	(509,952)	—	—
Options forfeited during the period	—	—	—	(174,808)	—	(335,108)
Options expired during the period	—	—	—	—	—	—
Options outstanding at December 31, 2025	—	6,965	—	4,284,533	—	3,535,949

Weighted average exercise price December 31, 2025 - £	—	—	—	—	—	28.48
Weighted average share price at exercise date during six month period ended December, 31, 2025 - £	—	—	—	6.65	—	—
Weighted average contractual life December 31, 2025 - years	0	11	0	3	0	5
No SS options were granted during the six months ended December 31, 2025 (December 31, 2024 : none).
Other options granted under the Group's equity plans have a nil exercise price, therefore their fair value equals the share price at grant date.
For the six months ended December 31, 2025, the Group recognised a £14.18 million share-based payment charge in respect of all the Group’s share option schemes (December 31, 2024: £21.97 million).